Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Benefit and Current Tax Receivable

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
(a) Income tax benefit
The major components of income tax benefit are:
Statement of Profit or Loss and Other Comprehensive Income
Current tax
Current income tax credit	4,938,846	5,708,767	10,474,432
	4,938,846	5,708,767	10,474,432

Deferred tax
In respect of the current year	—	—	—
Total income tax benefit recognized in the Statement of Comprehensive Income	4,938,846	5,708,767	10,474,432

(b) Current tax receivable	June 30, 2021	June 30, 2020
	US$	US$
Research and Development Tax Incentive Credit receivable	4,972,898	5,868,152

Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group’s Applicable Income Tax Rate	A reconciliation between income tax benefit and the product of accounting loss before income tax multiplied by the Group’s applicable income tax rate is as follows:

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Accounting loss before tax	(50,283,342)	(16,831,966)	(25,426,380)
At the Company's statutory income tax rate of 30% (2020:27.5%, 2019:27.5%)	15,085,003	4,628,791	6,992,255
R&D tax incentive on eligible expenses	4,938,846	5,708,767	10,474,432
Non-deductible R&D expenditure	(3,420,951)	(3,624,766)	—
Other non-deductible expenses - share-based payment expense	(1,169,291)	(201,489)	—
Amount of temporary differences and carried forward tax losses not recognized	(10,494,761)	(802,536)	(6,992,255)
	4,938,846	5,708,767	10,474,432

Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position
(d) Recognized deferred tax assets and liabilities in statement of financial position	June 30,2021	June 30, 2020
Deferred income tax at June 30 relates to the following:
Deferred tax liabilities:
Interest and royalty income receivable (future assessable income)	(2,344,514)	(70,925)
	(2,344,514)	(70,925)

Deferred tax assets related to temporary differences:
Recognition of tax losses	1,508,764	—
Accrued expenses and other liabilities	205,458	303,383
Employee provisions	152,675	128,812
Other miscellaneous items	477,617	430,839
	2,344,514	863,034
Less: temporary differences not recognized	—	(792,109)
Net deferred tax recognized in the statement of financial position	—	—